Finance income - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ 0	$ 4,801
Accretion income on redeemable preference shares	516	253
Interest income and other	355	501
Total finance income	$ 871	$ 5,555